RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)			3 Months Ended			9 Months Ended		12 Months Ended
	Aug. 01, 2025	Nov. 08, 2021	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Number of shares issued		192,593
Professional fees						$ 0	$ 250,000	$ 500,000	$ 200,000
Common stock consideration	$ 1
Stock based compensation						1,044,789	737,248	$ 804,733	$ 3,969,392
Stock issued during period								0	196,078
Share issued during period, value				$ 1,879,756				$ 0	$ 200,000
Minimum [Member] | Stockoptions [Member]
Stock based compensation								0
Maximum [Member] | Stockoptions [Member]
Stock based compensation									712,036
Director [Member]
Total salaries			$ 187,500		$ 187,500	$ 562,500	$ 562,200	937,500	995,796
Number of shares issued			160,000		0	160,000	0
Incentive			$ 199,200		$ 0	$ 199,200	$ 0
Professional fees								$ 500,000	$ 1,600,000
Director [Member] | Minimum [Member]
Shares of common stock (in Shares)								0
Director [Member] | Maximum [Member]
Shares of common stock (in Shares)									444,861
One Officer [Member]
Professional fees			$ 1,788		$ 1,855	$ 5,372	$ 6,299
Officer [Member]
Professional fees								$ 8,148	$ 9,867